Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Cybersecurity is an integral part of our overall risk management system. We have processes in place to assess, identify, and manage material risks from cybersecurity threats. These processes are integrated into our enterprise-wide risk management program and rely on third-party service providers, as the Company does not maintain an internal IT department.

Given the nature of our business in cancer diagnostics and related healthcare technologies, we handle sensitive healthcare and personal information, including protected health information (PHI) and other confidential patient or clinical data. To safeguard this information, our outsourced IT providers implement technical and procedural safeguards such as firewalls, intrusion detection systems, multi-factor authentication, data encryption at rest and in transit, role-based access controls (limited on a need-to-know basis), regular vulnerability scanning, secure data storage, and data minimization practices. We also maintain contractual requirements with our vendors, including service level agreements (SLAs) that address cybersecurity standards, incident notification timelines, and compliance with applicable data protection regulations.

The Company does not currently engage additional external assessors, consultants, or auditors beyond our primary outsourced IT providers for these processes, given our size and scale, available resources, anticipated expenditures, and the cybersecurity risks we face.

As of the date of this report, we have not identified any risks from cybersecurity threats, including those related to sensitive healthcare or personal information, that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this report, we have not identified any risks from cybersecurity threats, including those related to sensitive healthcare or personal information, that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Governance

Our board of directors is responsible for overseeing risks related to cybersecurity. The board shall (i) maintain oversight of disclosures related to cybersecurity matters in our current or periodic reports, (ii) review updates on the status of any material cybersecurity incidents or material risks from cybersecurity threats (including those involving healthcare data) on a quarterly basis, and (iii) review disclosures concerning cybersecurity matters in our annual report on Form 20-F presented by management.

At the management level, our CEO, CFO, and designated personnel overseeing vendor relationships are responsible for assessing, identifying, and managing cybersecurity risks, as well as monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents through our outsourced IT providers.

●	Our CEO, Ethan Shen brings over 20 years of experience in biotechnology operations and strategic risk management in the healthcare sector, including oversight of technology implementation and regulatory compliance related to diagnostic development.
●	Our CFO, Edmund Hen has over 20 years of experience in financial controls, compliance, and risk oversight, including management of data security implications for financial reporting and intellectual property protection.
●	Key personnel involved in vendor oversight possess relevant knowledge through hands-on experience managing outsourced IT and data protection arrangements in clinical or diagnostic environments, along with familiarity with applicable cybersecurity and data privacy standards.

The CEO and CFO report to the board of directors (i) timely updates on the status of any material cybersecurity incidents or material risks from cybersecurity threats (including potential impacts on sensitive healthcare data), and (ii) matters related to cybersecurity disclosures in our annual report on Form 20-F.

If a cybersecurity incident occurs, our outsourced IT providers will promptly notify the Company in accordance with contractual terms. Designated internal personnel will then organize an internal assessment. If the incident is determined to potentially involve sensitive healthcare or personal information or could be a material cybersecurity event, the matter will be promptly reported to our CEO and CFO. To the extent appropriate, we may seek advice from external legal counsel or additional experts. If deemed potentially material, our CEO and CFO will decide on response measures, and management will promptly prepare disclosure material for review and approval by the board of directors before public dissemination.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 2 to the financial statements, the Company has suffered recurring losses from operations that raises substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 2. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors is responsible for overseeing risks related to cybersecurity.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for overseeing risks related to cybersecurity. The board shall (i) maintain oversight of disclosures related to cybersecurity matters in our current or periodic reports, (ii) review updates on the status of any material cybersecurity incidents or material risks from cybersecurity threats (including those involving healthcare data) on a quarterly basis, and (iii) review disclosures concerning cybersecurity matters in our annual report on Form 20-F presented by management.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true